Annual Total Returns[BarChart] - PROFUND VP CONSUMER SERVICES - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.50%	22.10%	39.87%	12.46%	4.69%	4.18%	18.37%	0.62%	24.64%	28.34%